New accounting standards not yet in effect	12 Months Ended
Dec. 31, 2023
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New accounting standards not yet in effect
32.
New accounting standards not yet in effect

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

Standard	Effective as of
IFRS 17– Insurance Contracts 1	January 1, 2023
Amendments IAS 1	January 1, 2023
Amendments IAS 1 and IFRS 2	January 1, 2023
Amendments IAS 8	January 1, 2023
Amendments IAS 12	January 1, 2023

Classification of current or non-current liabilities and current liabilities with covenants (amendments to IAS 1)

The amendments issued in 2020 and 2022 are intended to clarify the requirements for determining whether a liability is current or non-current and require new disclosures for non-current liabilities that are subject to future obligations. The amendments apply to annual periods beginning on or after January 1, 2024.

As shown in Notes 16 the Company has secured bank loans and promissory notes that are subject to specific covenants. While the liabilities are classified as non-current as of December 31, 2023, a future default on the related obligations may require the Company to repay the liabilities from the maturity dates set forth in the contracts.

The Company is in the process of evaluating the impacts on the modifications to the classifications of these liabilities and related disclosures.

Vendor financing arrangements (amendments to IAS 7 and IFRS 7)

The amendments introduce new disclosures related to vendor financing arrangements that assist users of financial statements in assessing the effects of these arrangements on an entity's liabilities and cash flows and on the entity's exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024.

The Company´s management anticipate that the application of these amendments will not have a material impact on the Company consolidated financial statements in future periods should such transactions arise.

Other accounting standards (amendments to IFRS 16 and IAS 21)

The following new accounting standards and amendments to existing accounting standards are not expected to have a significant impact on the Company's consolidated financial statements.

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Lease liability on a sale and leaseback (amendments to IFRS 16)
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Amendments to IAS 21 (lack of ability to exchange currencies)